Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data		Total	Common Stock	Additional Paid-in Capital	Accumulated (Losses) Earnings	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2010		$ 339,613	$ 721	$ 359,610	$ (20,576)	$ (142)
Balance (in shares) at Dec. 31, 2010			72,066,248
Issuance of common stock		2,641	5	2,636
Issuance of common stock (in shares)			562,084
Share-based compensation recognized		884		884
Net (loss) income		24,214			24,214
Other comprehensive income, net of income tax		(1,176)				(1,176)
Balance at Dec. 31, 2011		366,176	726	363,130	3,638	(1,318)
Balance (in shares) at Dec. 31, 2011 (Scenario, Previously Reported)		72,628,332
Balance (in shares) at Dec. 31, 2011			72,628,332
Issuance of common stock		450	2	448
Issuance of common stock (in shares)			148,532
Share-based compensation recognized		1,204		1,204
Dividends	[1]	(323,217)		(312,627)	(10,590)
Net (loss) income		77,366			77,366
Other comprehensive income, net of income tax		476				476
Balance at Dec. 31, 2012		122,455	728	52,155	70,414	(842)
Balance (in shares) at Dec. 31, 2012 (Scenario, Previously Reported)		72,776,864	72,776,864
Balance (in shares) at Dec. 31, 2012		72,846,144	72,846,144
Issuance of common stock		112,432	63	112,369
Issuance of common stock upon initial public offering, net of offering costs (in shares)			6,250,000
Share-based compensation recognized		5,483		5,483
Tax windfall benefit on exercises of stock options		470		470
Stock options exercised, net of cashless exercise		(16,660)	28	(16,688)
Stock options exercised, net of cashless exercised (in shares)			2,780,188
Net (loss) income		(59,463)			(59,463)
Other comprehensive income, net of income tax		1,960				1,960
Balance at Jun. 30, 2013		$ 166,677	$ 819	$ 153,789	$ 10,951	$ 1,118
Balance (in shares) at Jun. 30, 2013		81,876,332	81,876,332

[1]	Includes an equitable adjustment to holders of outstanding stock options in consideration to dividends declared on December 18, 2012 amounting to approximately $3.6 million.